Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000254188 [Member] | Cambria Value and Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000254188 [Member] | Cambria Foreign Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000254188 [Member] | Cambria Emerging Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000254188 [Member] | Cambria Global Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000254188 [Member] | AutoZone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000254188 [Member] | Cambria Chesapeake Pure Trend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000254188 [Member] | iMGP DBi Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000254188 [Member] | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000254188 [Member] | SPDR S&P Global Natural Resources ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254188 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254188 [Member] | Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000254188 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000254188 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000258371 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000258371 [Member] | Invesco S&P 500 Low Volatility ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000258371 [Member] | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258371 [Member] | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258371 [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258371 [Member] | Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258371 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000258371 [Member] | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000258371 [Member] | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000258371 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000258371 [Member] | Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000258371 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258371 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
C000258371 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254187 [Member] | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000254187 [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254187 [Member] | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254187 [Member] | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254187 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000254187 [Member] | Rocket Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254187 [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254187 [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254187 [Member] | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254187 [Member] | First Solar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254187 [Member] | Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000254187 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254187 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%